Income taxes - Summary of Income Tax Holiday (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 1,074	¥ (5,471)	¥ (4,126)
Basic and diluted net loss per share effect	¥ 0.02	¥ (0.25)	¥ (0.20)